                                                                               .
                                                                               .
                                                                               .

                                                                      Exhibit 99

FORD CREDIT AUTO OWNER TRUST 2009-D
MONTHLY INVESTOR REPORT

Collection Period                                                                                              November 2009
Payment Date                                                                                                      12/15/2009
Transaction Month                                                                                                          3

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at
http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

                                                                                                      WEIGHTED AVG REMAINING
                                                      DOLLAR AMOUNT          # OF RECEIVABLES                 TERM AT CUTOFF
Initial Pool Balance                              $2,499,998,528.48                   132,807                    52.8 months
Original Securities:                                  DOLLAR AMOUNT        NOTE INTEREST RATE   FINAL SCHEDULED PAYMENT DATE
 Class A-1 Notes                                    $640,000,000.00                   0.3574%             September 15, 2010
 Class A-2 Notes                                    $409,000,000.00                    1.210%               January 15, 2012
 Class A-3 Notes                                    $805,000,000.00                    2.170%               October 15, 2013
 Class A-4 Notes                                    $219,800,000.00                    2.980%                August 15, 2014
 Class B Notes                                       $65,500,000.00                    3.710%              December 15, 2014
 Class C Notes                                       $43,700,000.00                    4.250%                   May 15, 2015
 Class D Notes                                       $43,700,000.00                    8.140%              February 15, 2016
                                                     --------------
    Total                                         $2,226,700,000.00

II. AVAILABLE FUNDS
INTEREST:
 Interest Collections                                                                                          $9,065,609.50

PRINCIPAL:
 Principal Collections                                                                                        $48,262,025.72
 Prepayments in Full                                                                                          $23,612,453.56
 Liquidation Proceeds                                                                                            $910,279.27
 Recoveries                                                                                                       $10,966.27
                                                                                                                  ----------
    SUB TOTAL                                                                                                 $72,795,724.82
                                                                                                              --------------
COLLECTIONS                                                                                                   $81,861,334.32

PURCHASE AMOUNTS:
 Purchase Amounts Related to Principal                                                                           $879,469.77
 Purchase Amounts Related to Interest                                                                              $5,974.70
                                                                                                                   ---------
    SUB TOTAL                                                                                                    $885,444.47

Clean-up Call                                                                                                          $0.00

Reserve Account Draw Amount                                                                                            $0.00

AVAILABLE FUNDS - TOTAL                                                                                       $82,746,778.79

FORD CREDIT AUTO OWNER TRUST 2009-D
MONTHLY INVESTOR REPORT

Collection Period                                                                                              November 2009
Payment Date                                                                                                      12/15/2009
Transaction Month                                                                                                          3

III. DISTRIBUTIONS
AVAILABLE FUNDS

                                                                                                CARRYOVER          REMAINING
                                              CALCULATED AMOUNT       AMOUNT PAID   SHORTFALL   SHORTFALL    AVAILABLE FUNDS
Indenture/Owner Trustee Fees/Expenses                     $0.00             $0.00       $0.00       $0.00     $82,746,778.79
Servicing Fee                                     $1,858,095.19     $1,858,095.19       $0.00       $0.00     $80,888,683.60
Interest - Class A-1 Notes                          $101,538.44       $101,538.44       $0.00       $0.00     $80,787,145.16
Interest - Class A-2 Notes                          $412,408.33       $412,408.33       $0.00       $0.00     $80,374,736.83
Interest - Class A-3 Notes                        $1,455,708.33     $1,455,708.33       $0.00       $0.00     $78,919,028.50
Interest - Class A-4 Notes                          $545,836.67       $545,836.67       $0.00       $0.00     $78,373,191.83
First Priority Principal Payment                          $0.00             $0.00       $0.00       $0.00     $78,373,191.83
Interest - Class B Notes                            $202,504.17       $202,504.17       $0.00       $0.00     $78,170,687.66
Second Priority Principal Payment                         $0.00             $0.00       $0.00       $0.00     $78,170,687.66
Interest - Class C Notes                            $154,770.83       $154,770.83       $0.00       $0.00     $78,015,916.83
Third Priority Principal Payment                 $14,257,526.63    $14,257,526.63       $0.00       $0.00     $63,758,390.20
Interest - Class D Notes                            $296,431.67       $296,431.67       $0.00       $0.00     $63,461,958.53
Reserve Account Deposit                                   $0.00             $0.00       $0.00       $0.00     $63,461,958.53
Regular Principal Payment                       $338,422,139.01    $63,461,958.53       $0.00       $0.00              $0.00
Additional Trustee Fees and                               $0.00             $0.00       $0.00       $0.00              $0.00
Residual Released to Depositor                            $0.00             $0.00       $0.00       $0.00              $0.00
                                                                            -----
TOTAL                                                              $82,746,778.79

                                                               PRINCIPAL PAYMENT:
                                                                     First Priority Principal Payment                  $0.00
                                                                     Second Priority Principal Payment                 $0.00
                                                                     Third Priority Principal Payment         $14,257,526.63
                                                                     Regular Principal Payment                $63,461,958.53
                                                                                                              --------------
                                                                     TOTAL                                    $77,719,485.16

IV. NOTEHOLDER PAYMENTS



                         NOTEHOLDER PRINCIPAL PAYMENTS     NOTEHOLDER INTEREST PAYMENTS           TOTAL PAYMENT
                                ACTUAL   PER $1,000 OF          ACTUAL    PER $1,000 OF           ACTUAL       PER $1,000 OF
                                              ORIGINAL                         ORIGINAL                     ORIGINAL BALANCE
                                               BALANCE                          BALANCE
Class A-1 Notes         $77,719,485.16         $121.44      $101,538.44           $0.16   $77,821,023.60             $121.60
Class A-2 Notes                  $0.00           $0.00      $412,408.33           $1.01      $412,408.33               $1.01
Class A-3 Notes                  $0.00           $0.00    $1,455,708.33           $1.81    $1,455,708.33               $1.81
Class A-4 Notes                  $0.00           $0.00      $545,836.67           $2.48      $545,836.67               $2.48
Class B Notes                    $0.00           $0.00      $202,504.17           $3.09      $202,504.17               $3.09
Class C Notes                    $0.00           $0.00      $154,770.83           $3.54      $154,770.83               $3.54
Class D Notes                    $0.00           $0.00      $296,431.67           $6.78      $296,431.67               $6.78
                                 -----                      -----------                      -----------
TOTAL                   $77,719,485.16                    $3,169,198.44                   $80,888,683.60

FORD CREDIT AUTO OWNER TRUST 2009-D
MONTHLY INVESTOR REPORT

Collection Period                                                                                              November 2009
Payment Date                                                                                                      12/15/2009
Transaction Month                                                                                                          3

V. NOTE BALANCE AND POOL INFORMATION

                                                     BEGINNING OF PERIOD                              END OF PERIOD
                                                            BALANCE           NOTE FACTOR              BALANCE           NOTE FACTOR
Class A-1 Notes                                     $352,679,665.64             0.5510620     $274,960,180.48              0.4296253
Class A-2 Notes                                     $409,000,000.00             1.0000000     $409,000,000.00              1.0000000
Class A-3 Notes                                     $805,000,000.00             1.0000000     $805,000,000.00              1.0000000
Class A-4 Notes                                     $219,800,000.00             1.0000000     $219,800,000.00              1.0000000
Class B Notes                                        $65,500,000.00             1.0000000      $65,500,000.00              1.0000000
Class C Notes                                        $43,700,000.00             1.0000000      $43,700,000.00              1.0000000
Class D Notes                                        $43,700,000.00             1.0000000      $43,700,000.00              1.0000000
                                                     --------------             ---------      --------------              ---------
TOTAL                                             $1,939,379,665.64             0.8709659   $1,861,660,180.48              0.8360624

POOL INFORMATION
 Weighted Average APR                                                               4.992%                                    4.972%
 Weighted Average Remaining Term                                                    50.34                                      49.54
 Number of Receivables Outstanding                                                122,997                                    120,375
 Pool Balance                                                           $2,229,714,228.62                          $2,155,490,264.10
 Adjusted Pool Balance (Pool Balance - YSOC Amount)                     $1,945,201,496.26                          $1,881,422,139.01
 Pool Factor                                                                    0.8918862                                  0.8621966

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance                                                                                             $24,999,985.28
Targeted Credit Enhancement Amount                                                                                    $32,332,353.96
Yield Supplement Overcollateralization Amount                                                                        $274,068,125.09
Targeted Overcollateralization Amount                                                                                $281,400,493.77
Actual Overcollateralization Amount (EOP Pool Balance - EOP  Note Balance)                                           $293,830,083.62

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance                                                                                     $24,999,985.28
Reserve Account Deposits Made                                                                                                  $0.00
Reserve Account Draw Amount                                                                                                    $0.00
                                                                                                                               -----
Ending Reserve Account Balance                                                                                        $24,999,985.28
Change in Reserve Account Balance                                                                                              $0.00

Specified Reserve Balance                                                                                             $24,999,985.28

FORD CREDIT AUTO OWNER TRUST 2009-D
MONTHLY INVESTOR REPORT

Collection Period                                                                                           November 2009
Payment Date                                                                                                   12/15/2009
Transaction Month                                                                                                       3


VIII. NET LOSSES AND DELINQUENT RECEIVABLES
                                                                                     # OF RECEIVABLES             AMOUNT
Realized Loss                                                                                     325         $559,736.20
(Recoveries)                                                                                        5          $10,966.27
                                                                                                               ----------
NET LOSSES FOR CURRENT COLLECTION PERIOD                                                                      $548,769.93
Cumulative Net Losses Last Collection Period                                                                  $422,506.99
                                                                                                              -----------
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                                                              $971,276.92

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)                  0.30%

DELINQUENT RECEIVABLES:


                                                                     % OF EOP POOL   # OF RECEIVABLES              AMOUNT
31-60 Days Delinquent                                                        0.86%                964      $18,532,391.35
61-90 Days Delinquent                                                        0.09%                 95       $2,034,081.91
91-120 Days Delinquent                                                       0.03%                 23         $593,832.29
Over 120 Days Delinquent                                                     0.00%                  3          $81,607.15
                                                                             -----                  -          ----------
TOTAL DELINQUENT RECEIVABLES                                                 0.99%              1,085      $21,241,912.70

REPOSSESION INVENTORY:

Repossesed in the Current Collection Period                                                        83       $1,766,552.71
Total Repossesed Inventory                                                                        110       $2,406,213.84

RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE FOR THE COLLECTION PERIOD:
Second Preceding Collection Period (September)                                                                    0.0539%
Preceding Collection Period (October)                                                                             0.1663%
Current Collection Period (November)                                                                              0.3003%
Three Month Average                                                                                               0.1735%

NUMBER OF 61+ DELINQUENT RECEIVABLES TO EOP NUMBER OF OUTSTANDING RECEIVABLES:
Second Preceding Collection Period (September)                                                                    0.0253%
Preceding Collection Period (October)                                                                             0.0537%
Current Collection Period (November)                                                                              0.1005%
Three Month Average                                                                                               0.0598%